Financial Instrument, Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments Risk Management And Fair Value Measurements [Abstract]
Schedule of derivative instruments fair value and balance sheet presentation
Schedule of derivative instruments, gain (loss) in condensed consolidated statements of income
The following tables provide the impact of derivative instruments and related hedged items on the consolidated statements of income for the years ended December 31, 2012 and 2011.

Derivatives in Cash Flow Hedging Relationships

	Contracts
(in Millions)	Foreign exchange	Energy	Other	Total
Accumulated other comprehensive income (loss), net of tax at December 31, 2009	$(0.7)	$0.6	$—	$(0.1)
2010 Activity
Unrealized hedging gains (losses) and other, net of tax	2.4	(8.3)	—	(5.9)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	(1.2)	3.8	—	2.6
Ineffective Portion (1)	(0.1)	—	—	(0.1)
	1.1	(4.5)	—	(3.4)

Accumulated other comprehensive income (loss), net of tax at December 31, 2010	$0.4	$(3.9)	$—	$(3.5)
2011 Activity
Unrealized hedging gains (losses) and other, net of tax	(3.1)	(5.9)	(1.3)	(10.3)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	1.3	5.0	—	6.3
Ineffective Portion (1)	0.3	—	—	0.3
	(1.5)	(0.9)	(1.3)	(3.7)

Accumulated other comprehensive income (loss), net of tax at December 31, 2011	$(1.1)	$(4.8)	$(1.3)	$(7.2)
2012 Activity
Unrealized hedging gains (losses) and other, net of tax	2.1	(2.3)	—	(0.2)
Reclassification of deferred hedging (gains) losses, net of tax
Effective Portion (1)	(0.2)	6.1	0.1	6.0
Ineffective Portion (1)	(0.1)	—	—	(0.1)
	1.8	3.8	0.1	5.7

Accumulated other comprehensive income (loss), net of tax at December 31, 2012	$0.7	$(1.0)	$(1.2)	$(1.5)
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(1)	Amounts are included in “Cost of sales and services” and "Interest expense" on the consolidated statements of income.

Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Income on Derivatives	Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
(in Millions)		2012	2011	2010
Foreign Exchange contracts	Cost of Sales and Services	$6.7	$3.3	$(3.0)
Commodity contracts:
Energy contracts	Cost of Sales and Services	—	(0.2)	(0.8)
Total		$6.7	$3.1	$(3.8)

Schedule of assets and liabilities measured at fair value on recurring basis
The following tables present our fair-value hierarchy for those assets and liabilities measured at fair-value on a recurring basis in our consolidated balance sheets as of December 31, 2012 and December 31, 2011.

(in Millions)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives – Commodities: (2)
Other contracts	0.2	—	0.2	—
Derivatives – Foreign Exchange (2)	1.5	—	1.5	—
Other (3)	33.0	33.0	—	—
Total Assets	$34.7	$33.0	$1.7	$—

Liabilities
Derivatives – Commodities: (4)
Energy contracts	$1.5	$—	$1.5	$—
Derivatives – Foreign Exchange (4)	2.4	—	2.4	—
Acquisition (5)	1.0	—	—	1.0
Other (6)	39.8	39.8	—	—
Total Liabilities	$44.7	$39.8	$3.9	$1.0

(in Millions)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities:
Common Stock (1)	$0.1	$0.1	$—	$—
Derivatives – Commodities: (2)
Energy contracts	0.5	—	0.5	—
Derivatives – Foreign Exchange (2)	11.9	—	11.9	—
Other (3)	20.9	20.9	—	—
Total Assets	$33.4	$21.0	$12.4	$—

Liabilities
Derivatives – Commodities: (4)
Energy contracts	$8.0	$—	$8.0	$—
Derivatives – Foreign Exchange (4)	10.3	—	10.3	—
Acquisition (5)	3.5	—	—	3.5
Other (6)	31.8	31.8	—	—
Total Liabilities	$53.6	$31.8	$18.3	$3.5
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(1)	Amounts included in “Investments” in the consolidated balance sheets.

(2)	Amounts included in “Prepaid and other current assets” in the consolidated balance sheets.

(3)
Consists of a deferred compensation arrangement, through which we hold various investment securities, recognized on our balance sheet. Both the asset and liability are recorded at fair value. Asset amounts included in “Other assets” in the consolidated balance sheets.

(4)	Amounts included in “Accrued and other liabilities” in the consolidated balance sheets.

(5)	Represents contingent consideration associated with the acquisitions during 2011. See Note 3 for more information. The changes in this Level 3 liability were not material for the period presented.

(6)
Consists of a deferred compensation arrangement recognized on our balance sheet. Both the asset and liability are recorded at fair value. Liability amounts included in “Other long-term liabilities” in the consolidated balance sheets.

Schedule of assets and liabilities measured at fair value on non-recurring basis
The following tables present our fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis in our consolidated balance sheets during the year ended December 31, 2012 and 2011. See Note 3 for the assets and liabilities measured on a non-recurring basis at fair value associated with our acquisitions.

(in Millions)	Year ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (Year Ended December 31, 2012)
Assets
Long-lived assets to be abandoned (1)	$3.1	$—	$—	$3.1	$(15.9)
Total Assets	$3.1	$—	$—	$3.1	$(15.9)

Liabilities
Liabilities associated with exit activities (2)	$5.6	$—	$5.6	$—	$(5.6)
Total Liabilities	$5.6	$—	$5.6	$—	$(5.6)
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(1)
We recorded charges to write down the value of certain long-lived assets to be abandoned within our FMC Agricultural Solutions and FMC Minerals segments to zero and in our FMC Peroxygens segments to their salvage value of $3.1 million, respectively. These long-lived assets have no future use and are anticipated to be demolished. The loss noted in the above table represents the accelerated depreciation of these assets recorded during the period.

(2)	This amount represents severance liabilities associated with the Zeolites shutdown as further described in Note 7.

(in Millions)	Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) (Year Ended December 31, 2011)
Assets
Long-lived assets to be abandoned (1)	$2.3	$—	$—	$2.3	$(16.4)
Total Assets	$2.3	$—	$—	$2.3	$(16.4)

Liabilities
Liabilities associated with exit activities (2)	5.5	—	5.5	—	(5.5)
Total Liabilities	$5.5	$—	$5.5	$—	$(5.5)
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(1)
In connection with the Sodium Percarbonate phase-out, we recorded charges to write down the value of the related long-lived assets to be abandoned to their salvage value of $0.7 million. The majority of the long-lived assets have a fair value of zero as they have no future use and are anticipated to be demolished. We also recognized a $1.6 million charge to write-down certain other assets to fair value in our FMC Peroxygens segment during the year ended December 31, 2011. The loss noted in the above table represents the accelerated depreciation and write-down of these assets recorded during the period.

(2)	This amount represents severance liabilities associated with the Sodium Percarbonate phase-out as further described in Note 7.